Note 7 - Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

7.     RELATED PARTY TRANSACTIONS

Accounts payable includes $65,917 and $50,841 as of June 30, 2014 and December 31, 2013, respectively, that are payable to officers and directors of the Company.

As of June 30, 2014, Europa held $1,094,167 in aggregate principal amount of the 2.5% Notes and $300,000 in aggregate principal of the 6% Notes. Europa is an entity controlled by Knoll Capital Management of which Mr. Knoll, one of our directors, is the managing directors.